Average Annual Total Returns - Pioneer Real Estate Shares	May 01, 2021	Apr. 30, 2021	Apr. 29, 2021
MorganStanleyCapitalInternationalMSCIUSREITIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year		(7.57%)
5 Years		4.84%
10 Years		8.30%
Class A
Average Annual Return:
1 Year	(12.26%)
5 Years	2.61%
10 Years	6.96%
Inception Date	Oct. 25, 2093
Class A | After Taxes on Distributions
Average Annual Return:
1 Year			(12.75%)
5 Years			(1.43%)
10 Years			4.04%
Inception Date			Oct. 25, 2093
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			(7.06%)
5 Years			1.65%
10 Years			5.16%
Inception Date			Oct. 25, 2093
Class C
Average Annual Return:
1 Year	(7.89%)
5 Years	2.99%
10 Years	6.71%
Inception Date	Jan. 31, 2096
Class Y
Average Annual Return:
1 Year	(6.67%)
5 Years	4.20%
10 Years	8.04%
Inception Date	Apr. 09, 2098